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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         8/15/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 58
                                        --------------------

Form 13F Information Table Value Total: $150,615
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                            Shares/
             Name of Issuer             Title of Class     Cusip     Value  Princ.  SH/PRN Investment  Other    Voting Authority
                                                                   (x$1000) Amount         Discretion Manager   Sole  Shared None
          99 Cents Only Stores       Common Stock - Long 65440K106 6,269    309,725   SH      Sole      N/A   309,725
       Alliance One International    Common Stock - Long 018772103 1,066    330,000   SH      Sole      N/A   330,000
        American Dental Partners     Common Stock - Long 025353103  192     14,647    SH      Sole      N/A   14,647
           Ascent Media Corp         Common Stock - Long 043632108 7,852    148,232   SH      Sole      N/A   148,232
    Barrett Business Services, Inc.  Common Stock - Long 068463108 2,984    208,411   SH      Sole      N/A   208,411
        Berkshire Hathaway, Inc.           Class A       084670108 1,161      10      SH      Sole      N/A     10
        Berkshire Hathaway, Inc.           Class B       084670702 2,391    30,900    SH      Sole      N/A   30,900
        Bristol Myers Squibb Co.     Common Stock - Long 110122108  721     24,890    SH      Sole      N/A   24,890
       Cambium Learning Grp, Inc.    Common Stock - Long 13201A107 1,658    492,126   SH      Sole      N/A   492,126
     Capital Southwest Corporation   Common Stock - Long 140501107 2,030    22,000    SH      Sole      N/A   22,000
              CBS Corp New                 Class B       124857202  355     12,448    SH      Sole      N/A   12,448
              Cenveo, Inc.           Common Stock - Long 15670S105 1,264    197,465   SH      Sole      N/A   197,465
             Clorox Co Del           Common Stock - Long 189054109 1,192    17,680    SH      Sole      N/A   17,680
              Coca Cola Co           Common Stock - Long 191216100 2,524    37,502    SH      Sole      N/A   37,502
           CorVel Corporatio         Common Stock - Long 221006109  676     14,403    SH      Sole      N/A   14,403
      Costco Wholesale Corporation   Common Stock - Long 22160K105 1,139    15,000    SH      Sole      N/A   15,000
              Cross A T Co           Common Stock - Long 227478104 3,449    302,816   SH      Sole      N/A   302,816
           DISH Network Corp.              Class A       25470M109  432     14,075    SH      Sole      N/A   14,075
     Dr. Pepper Snapple Group, Inc.  Common Stock - Long 26138E109 1,102    26,273    SH      Sole      N/A   26,273
          Echostar Corporation             Class A       278768106 7,950    218,234   SH      Sole      N/A   218,234
        Employers Holdings, Inc.     Common Stock - Long 292218104 4,160    248,040   SH      Sole      N/A   248,040
             Expedia, Inc.           Common Stock - Long 30212P105 6,826    237,259   SH      Sole      N/A   237,259
 Fairfax Financial Holdings Limited
               (USA)                 Common Stock - Long 303901102 8,354    20,851    SH      Sole      N/A   20,851
     Flagstone Reinsurance Holdings  Common Stock - Long L3466T104 3,950    468,524   SH      Sole      N/A   468,524
          General Electric Co        Common Stock - Long 369604103  194     10,265    SH      Sole      N/A   10,265
          GlaxoSmithKline PLC           Sponsored ADR    37733W105 2,373    55,305    SH      Sole      N/A   55,305
              Heinz H J Co           Common Stock - Long 423074103 2,801    52,577    SH      Sole      N/A   52,577
               Hershey Co            Common Stock - Long 427866108  929     16,336    SH      Sole      N/A   16,336
              Iron Mtn Inc           Common Stock - Long 462846106  421     12,355    SH      Sole      N/A   12,355
           Johnson & Johnson         Common Stock - Long 478160104 3,140    47,197    SH      Sole      N/A   47,197
            Kraft Foods Inc.               Class A       50075N104 1,848    52,465    SH      Sole      N/A   52,465
              K-Swiss Inc.                 Class A       482686102 4,484    421,815   SH      Sole      N/A   421,815
         Lancaster Colony Corp.      Common Stock - Long 513847103 1,549    26,475    SH      Sole      N/A   26,475
         Liberty Media Corp New         Cap Com Ser A    53071M302 9,307    108,531   SH      Sole      N/A   108,531
         Liberty Media Corp New         Int Com Ser A    53071M104 6,194    369,357   SH      Sole      N/A   369,357
       Medical Action Industries     Common Stock - Long 58449L100 3,293    403,990   SH      Sole      N/A   403,990
            Merck & Co Inc..         Common Stock - Long 58933Y105  204      5,780    SH      Sole      N/A    5,780
      Montpelier Re Holdings, Ltd.   Common Stock - Long G62185106 6,357    352,494   SH      Sole      N/A   352,494
            Multi Color Corp         Common Stock - Long 625383104 1,564    63,338    SH      Sole      N/A   63,338
        Nicholas Financial, Inc.     Common Stock - Long 65373J209 1,145    90,412    SH      Sole      N/A   90,412
          Nobility Homes, Inc.       Common Stock - Long 654892108  167     20,848    SH      Sole      N/A   20,848
              Novartis AG               Sponsored ADR    66987V109  970     15,875    SH      Sole      N/A   15,875
           Republic Services         Common Stock - Long 760759100 1,220    39,534    SH      Sole      N/A   39,534
             Sanofi Aventis             Sponsored ADR    80105N105 1,692    42,132    SH      Sole      N/A   42,132
             Timberland Co                 Class A       887100105 1,155    26,871    SH      Sole      N/A   26,871
         Tootsie Roll Inds Inc.      Common Stock - Long 890516107 1,602    54,753    SH      Sole      N/A   54,753
              Unilever PLC               Spon ADR New    904767704 2,898    89,476    SH      Sole      N/A   89,476
          Utah Med Prods Inc.        Common Stock - Long 917488108 1,585    60,355    SH      Sole      N/A   60,355
         Wal-Mart Stores, Inc.       Common Stock - Long 931142103 5,139    96,712    SH      Sole      N/A   96,712
           Washington Post Co              Class B       939640108 8,733    20,845    SH      Sole      N/A   20,845
       White Mtns Ins Group Ltd.     Common Stock - Long G9618E107 9,954    23,692    SH      Sole      N/A   23,692
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